DEI Document	May 22, 2025
Document And Entity Information [Abstract]
Document Type	8-K/A
Document Period End Date	May 22, 2025
Entity Registrant Name	Vail Resorts, Inc.
Entity Tax Identification Number	51-0291762
Entity Address, Address Line One	390 Interlocken Crescent
Entity Address, Postal Zip Code	80021
Entity Address, State or Province	CO
Entity Address, City or Town	Broomfield,
City Area Code	(303)
Local Phone Number	404-1800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	MTN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	true
Entity Central Index Key	0000812011
Entity File Number	001-09614
Entity Incorporation, State or Country Code	DE
Amendment Description	As previously disclosed on a Current Report on Form 8-K filed by Vail Resorts, Inc. (the “Company”) on May 27, 2025 (the “Original Form 8-K”), Robert A. Katz was appointed as Chief Executive Officer of the Company, effective as of May 22, 2025. The Company disclosed in the Original Form 8-K that the terms of Mr. Katz’s compensation as Chief Executive Officer were expected to be determined and approved by the independent directors of the Company’s Board of Directors (the “Board”) at a later date, and would be disclosed in an amendment to the Original Form 8-K. Subsequently, the Company further disclosed in an amendment to the Original Form 8-K filed on June 5, 2025 (“Amendment No. 1”), that in connection with Mr. Katz’s appointment as Chief Executive Officer, on June 4, 2025, the Board approved a one-time equity award under the Company’s 2024 Omnibus Incentive Plan, with a total grant date value of $1,686,831, consisting of 50% restricted share units (6,144 restricted share units) and 50% premium share appreciation rights (25,086 premium share appreciation rights with an exercise price of $169.64, which is 10% greater than the closing price of our common stock on the grant date), which will vest in three equal installments beginning on the first anniversary of the grant date. The Company further disclosed in Amendment No. 1 that the terms of Mr. Katz’s compensation as Chief Executive Officer for fiscal 2026 were expected to be determined and approved by the independent directors of the Board as part of the Company’s regular executive compensation cycle in late September 2025.